Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Debt [Table Text Block]
Term Loans		Drawn	December 31,	Movement in 2017		December 31,
Issue Date	Maturity Date	Amount	2016	Additions	Repayments	2017
June 21, 2007	December 21, 2017	49,875,000	14,414,250	-	(14,414,250)	-
February 12, 2008	February 19, 2020	40,250,000	16,875,000	-	(2,500,000)	14,375,000
July 30, 2008	November 4, 2020	33,240,000	17,728,000	-	(1,939,000)	15,789,000
October 9, 2008	October 9, 2020	29,437,000	7,090,000	-	(780,000)	6,310,000
September 15, 2016	September 15, 2021	24,600,000	21,141,273	-	(4,026,908)	17,114,365
April 14, 2014	April 14, 2020	20,400,000	14,900,000	-	(1,800,000)	13,100,000
February 1, 2011	September 1, 2018	49,400,000	31,250,000	-	(3,300,000)	27,950,000
March 1, 2011	June 20, 2020	43,250,000	29,375,000	-	(3,000,000)	26,375,000
September 23, 2013	September 30, 2020	45,212,500	28,791,594	-	(5,052,587)	23,739,007
March 24, 2014	July 31, 2022	50,225,000	42,840,000	-	(3,605,000)	39,235,000
April 16, 2014	April 16, 2020	30,000,000	22,335,000	-	(3,330,000)	19,005,000
June 12, 2014	October 2, 2020	13,000,000	11,240,000	-	(880,000)	10,360,000
June 20, 2014	January 8, 2023	20,925,000	18,440,000	-	(1,420,000)	17,020,000
December 20, 2013	June 30, 2023	67,200,000	59,475,000	-	(3,960,000)	55,515,000
December 24, 2015	December 14, 2022	22,400,000	20,906,672	-	(1,493,328)	19,413,344
July 4, 2014	September 3, 2021	22,750,000	20,718,750	-	(1,625,000)	19,093,750
July 29, 2014	July 7, 2023	25,350,000	22,709,375	-	(2,112,500)	20,596,875
December 7, 2017	December 11, 2022	22,275,000	-	10,500,000	-	10,500,000
May 18, 2016	May 16, 2025	65,650,000	-	32,500,000	(1,015,500)	31,484,500
Total			400,229,914	43,000,000	(56,254,073)	386,975,841

Current portion of long-term debt			55,238,573			42,580,323
Long term debt			344,991,341			344,395,518
Total debt			400,229,914			386,975,841

Current portion of deferred finance charges			644,858			613,716
Deferred finance charges non-current			1,699,467			1,453,677
Total deferred finance charges			2,344,325			2,067,393

Total debt			400,229,914			386,975,841
Less: Total deferred finance charges			2,344,325			2,067,393
Total debt, net of deferred finance charges			397,885,589			384,908,448
Less: Current portion of long-term debt, net of current portion of deferred finance charges			54,593,715			41,966,607
Long term debt, net of deferred finance charges			343,291,874			342,941,841

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,	Amount
2018	42,580,323
2019	42,505,323
2020	118,038,569
2021	53,874,219
2022	58,478,532
Thereafter	71,498,875

Total	386,975,841